Events After the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 12, 2025	Apr. 03, 2025	Dec. 31, 2024	Dec. 31, 2029	Sep. 30, 2028	Mar. 31, 2027	Apr. 30, 2025	Apr. 09, 2025
Events After the Reporting Period [Line Items]
Financial liabilities			$ 187,900
Accrued and unpaid interest							$ 15,000
Package of issued shares (in Shares)			2,191,041,129
Temporary interest rate			0.00%
Subscription agreements price per share (in Dollars per share)								$ 0.06313
Accrued interest								$ 41,104,097
Consideration received	$ 4,500
Forecast [Member]
Events After the Reporting Period [Line Items]
Starting increase						5.00:1
Decreasing				3.50:1
Starting increase						2.00:1
Decreasing					2.50:1
Ordinary Share [Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued (in Shares)								633,613,175
Investors [Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued (in Shares)								1,425,629,653
Secured Convertible Notes [Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued (in Shares)								131,798,311
Warrant face amount								$ 10,000
Chemo Project S.A.[Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued (in Shares)								11,497,438
Flying Fish Ventures L.P.[Member]
Events After the Reporting Period [Line Items]
Ordinary shares issued (in Shares)								11,497,437
Debt Management [Member]
Events After the Reporting Period [Line Items]
Shareholders			90.00%
Debt Management [Member] | Chemo Project S.A. and Becaril S.A [Member]
Events After the Reporting Period [Line Items]
Subscription amount		$ 37,822,500
Debt Management [Member] | Flying Fish Ventures L.P., Saint Thomas Commercial S.A. and Santana S.A.[Member]
Events After the Reporting Period [Line Items]
Subscription amount		37,822,500
Debt Management [Member] | Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A.[Member]
Events After the Reporting Period [Line Items]
Subscription amount		10,000,000
Debt Management [Member] | BTG Pactual Chile S.A. Corredores de Bolsa [Member]
Events After the Reporting Period [Line Items]
Subscription amount		2,105,000
Debt Management [Member] | BTG Pactual Chile S.A. Corredores de Bolsa One [Member]
Events After the Reporting Period [Line Items]
Subscription amount		1,500,000
Debt Management [Member] | Corales, LLC [Member]
Events After the Reporting Period [Line Items]
Subscription amount		$ 750,000